Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating lease agreements

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2017 were as follows:

Year Ended December 31	RMB
2018	76,189,668
2019	51,708,277
2020	33,904,664
2021	23,449,434
2022 and after	8,007,934

Total	193,259,977